Fair Value Measurements - Additional Information (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Payable	$ 8,395